7 Trade Accounts Receivable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Trade receivables	R$ 3,182,567	R$ 3,107,006
Bottom Of Range [Member]
Disclosure of subsidiaries [line items]
Discount rate for trade account receivables	0.26%
Top Of Range [Member]
Disclosure of subsidiaries [line items]
Discount rate for trade account receivables	2.81%
CCEE [Member]
Disclosure of subsidiaries [line items]
Trade receivables	R$ 119,665